Goodwill - Additional information (Details)				1 Months Ended	12 Months Ended				84 Months Ended
	Dec. 01, 2020 CNY (¥)	Dec. 29, 2018 segment	Dec. 28, 2018 segment	Nov. 30, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)
Goodwill
Acquired goodwill					¥ 13,080,000	¥ 1,359,749,000	¥ 424,051,000
Impairment charge on goodwill					22,658,000	0	0
Number of reportable segments | segment		3	1
Goodwill disposed related to disposed				¥ 17,700,000		17,708,000
Re-assignment of goodwill					0		0
Goodwill, Impairment Loss					22,658,000	0	0
Impairment of goodwill from COVID-19					0
Gross amount of goodwill					3,122,000,000.0	3,108,900,000	1,766,900,000
Accumulated impairment losses on goodwill					654,500,000	631,800,000	631,800,000
Home improvement business
Goodwill
Impairment charge on goodwill					16,200,000
Goodwill, Impairment Loss					16,200,000
Series of Individually Immaterial Business Acquisitions
Goodwill
Issuance of shares of subsidiaries									¥ 39,500,000
Consideration paid in cash									482,600,000
Acquired goodwill									1,342,800,000
Impairment charge on goodwill								¥ 631,800,000
Goodwill, Impairment Loss								631,800,000
Class A Ordinary Shares | Series of Individually Immaterial Business Acquisitions
Goodwill
Issuance of Class A Ordinary shares								¥ 1,871,100,000	¥ 1,871,100,000
Existing home transaction services
Goodwill
Acquired goodwill					0	1,343,556,000	0
Impairment charge on goodwill					695,000
Goodwill disposed related to disposed						17,708,000
Re-assignment of goodwill					(1,192,875,000)		848,732,000
Goodwill retained	¥ 133,000,000.0
Goodwill, Impairment Loss					695,000
New home transaction services
Goodwill
Acquired goodwill					13,080,000	0	0
Impairment charge on goodwill					5,770,000
Goodwill disposed related to disposed						0
Re-assignment of goodwill					1,192,875,000		286,302,000
Goodwill, Impairment Loss					5,770,000
Emerging and other services
Goodwill
Acquired goodwill					0	16,193,000	0
Impairment charge on goodwill					16,193,000
Goodwill disposed related to disposed						¥ 0
Re-assignment of goodwill					0		¥ 0
Goodwill, Impairment Loss					¥ 16,193,000